Other Non-Current Assets	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Other Non-Current Assets
NOTE 10. OTHER
NON-Current
ASSETS

Consolidated
	June 30, 2021	June 30, 2020
	$	$
Prepayments	454,190	—

	454,190	—

Prepayments are largely in relation to prepaid insurance and deposits paid to organizations involved in the clinical trials.